Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance, net	kr 21,062	kr 14,851
Opening balance adjustment due to IFRS 9	288
Opening balance, adjusted	21,350	14,851
Recognized in net income (loss)	1,097	7,613
Recognized in other comprehensive income (loss)	285	(563)
Acquisitions/disposals of subsidiaries	(116)
Reclassification to current tax	(289)	(462)
Translation difference	155	(377)
Closing balance, net	kr 22,482	kr 21,062